NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Notes Payable [Abstract]
Summary of the Exchange Transaction
Fair value of preferred Series F-1	$995,076
Fair value of preferred Series F-2	643,904
Fair value of preferred Series F-3	333,601
Total consideration	1,972,581

Principal balance of convertible notes	2,035,000
Accrued interest	20,963
Discount on convertible notes	(662,615)
Net Carrying value of debt extinguished	$1,393,348

Loss on extinguishment of debt	$579,233

Schedule of debt
	December 31, 2018	December 31, 2017
	Balance	Balance
$500,000 10% Promissory Note with an unaffiliated party issued on November 30, 2016, maturing and repaid by December 31, 2018.		500,000
$150,000 non-interest bearing Note Payable issued on January 6, 2016 for the acquisition of the WarIsBoring.com website maturing on January 4, 2019	57,181	67,334
Non-interest bearing Promissory Note issued for the DEM acquisition on September 19, 2017 which matured on September 19, 2018. The original note was $380,000 of which $35,000 was reclassified in 2018 to the Service Agreement listed below.	165,162	254,687
$45,000 non-interest bearing Note Payable issued on August 23,2018 and maturing on April 23, 2019 associated with a Service Agreement through August 23, 2020.	7,501	—
Total Debt	$229,844	$822,021
Less Short Term Debt	229,844	767,071
Long Term Debt	$—	$54,950

Schedule of maturities of long-term obligation
2019	$229,844